Marketable securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Marketable Securities	R$ 13,363,511	R$ 13,267,286
Current	12,971,547	12,823,886
Non-Current	391,964	443,400
Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	13,293,256	5,889,009
Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 70,255	7,378,277
Private Funds | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	97.76%
Private Funds | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 552,635	1,295,296
Private Securities | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	6.10%
Private Securities | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 1,203,776
Private Securities (CDBs) | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	100.91%
Private Securities (CDBs) | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 11,144,881	4,150,313
CDBs - Escrow Account | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	101.76%
CDBs - Escrow Account | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 391,964	443,400
Time Deposits | Foreign countries
Disclosure of financial assets [line items]
Marketable Securities		7,333,308
Average yield p.a. %
Other | Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 70,255	R$ 44,969